SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 3,909,546	$ 5,023,099	$ 5,255,810
COST OF REVENUE	(1,149,148)	(2,157,033)	(3,360,694)
Gross profit	2,760,398	2,866,066	1,895,116
Operating expenses	(3,931,088)	1,429,346	1,376,456
Income (Loss) from operation	(1,170,690)	1,436,720	518,660
Depreciation and amortization	18,652	15,891	40,038
Capital expenditure	4,439	21,230	17,738
Total assets	43,633,731	12,773,914	6,853,140
Total liabilities	1,675,343	1,132,985	1,673,165
Overseas Study Consulting [Member]
Revenue	36,174	129,485	525,878
COST OF REVENUE	(51,744)	(85,733)	(264,695)
Gross profit	(15,570)	43,752	261,183
Operating expenses	(36,373)	36,846	140,765
Income (Loss) from operation	(51,943)	6,906	120,418
Total assets	403,731	329,285	685,702
Total liabilities	15,502	29,206	167,411
Depreciation and amortization	173	410	4,404
Capital expenditure	41	547	760
Tailored Job Readiness Services [Member]
Revenue	137,772	76,400
COST OF REVENUE	(117,107)	(64,903)
Gross profit	20,665	11,497
Operating expenses	(138,531)	21,740
Income (Loss) from operation	(117,866)	(10,243)
Depreciation and amortization	657	242
Capital expenditure	156	323
Total assets	1,537,648	194,288
Total liabilities	59,039	17,232
Joint Education Programs [Member]
Revenue	2,676,147	2,772,679	2,484,194
COST OF REVENUE	(364,580)	(594,035)	(1,508,356)
Gross profit	2,311,567	2,178,644	975,838
Operating expenses	(2,690,893)	788,978	700,850
Income (Loss) from operation	(379,326)	1,389,666	274,988
Total assets	29,867,990	7,051,018	3,239,183
Total liabilities	1,146,799	625,392	790,833
Depreciation and amortization	12,767	8,771	18,505
Capital expenditure	3,038	11,719	0
Textbook Sales [Member]
Revenue	0	48,976	13,150
COST OF REVENUE	0	(9,333)	(11,499)
Gross profit	0	39,643	1,651
Operating expenses	0	13,936	3,730
Income (Loss) from operation	0	25,707	(2,079)
Total assets	0	124,548	17,146
Total liabilities	0	11,047	4,186
Depreciation and amortization	0	155	64
Capital expenditure	0	207	304
Technological Consulting For Smart Campus Solutions [Member]
Revenue	1,059,453	1,995,559	2,232,588
COST OF REVENUE	(615,717)	(1,403,029)	(1,576,144)
Gross profit	443,736	592,530	656,444
Operating expenses	(1,065,291)	567,846	531,111
Income (Loss) from operation	(621,555)	24,684	125,333
Total assets	11,824,362	5,074,775	2,911,109
Total liabilities	454,003	450,108	710,735
Depreciation and amortization	5,055	6,313	17,065
Capital expenditure	$ 1,204	$ 8,434	$ 16,674